Accounts receivable (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable
Trade Receivables	$ 0	$ 806,460
Other Receivables	57,065	35,107
Accounts Receivable, Gross	57,065	841,567
Allowance For Doubtful Accounts	0	0
Accounts Receivable, Net	$ 57,065	$ 841,567